UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200,

Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

James F. Laird, Jr.,

325 John H. McConnell Boulevard, Suite 200,

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

Diamond Hill Small Cap Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Fair Value
Common Stocks—88.9%

Consumer Discretionary—12.7%

Aaron’s, Inc.	473,815	$12,271,809
Callaway Golf Co.^	731,916	4,947,752
Carter’s, Inc.*^	88,100	4,384,737
Global Sources Ltd.*	997,942	6,147,323
Hanesbrands, Inc.*^	373,785	11,041,609
Hillenbrand, Inc.	574,910	13,194,184
K-Swiss, Inc., Class A*^	727,206	2,981,545
Liquidity Services, Inc.*	49,626	2,223,245
Live Nation Entertainment, Inc.*^	754,585	7,093,099
Steiner Leisure Ltd.*^	523,247	25,550,151
Tenneco, Inc.*^	411,890	15,301,713
		105,137,167
Consumer Staples—8.8%

B&G Foods, Inc.^	443,040	9,972,830
Diamond Foods, Inc.^	163,510	3,731,298
Energizer Holdings, Inc.*	431,250	31,990,125
Flowers Foods, Inc.	910,456	18,545,989
Ruddick Corp.^	221,220	8,870,922
		73,111,164
Energy—11.2%

Berry Petroleum Co., Class A^	515,645	24,302,349
Carrizo Oil & Gas, Inc.*^	163,021	4,606,974
Cimarex Energy Co.^	241,295	18,210,534
Denbury Resources, Inc.*^	638,515	11,640,128
Exterran Holdings, Inc.*	299,658	3,952,489
Forest Oil Corp.*	222,020	2,690,882
Lone Pine Resources, Inc.*	135,984	883,896
Southwestern Energy Co.*^	208,230	6,371,838
Whiting Petroleum Corp.*^	375,300	20,378,790
		93,037,880
Financials—25.7%

Alleghany Corp.*	40,532	13,339,081
Arch Capital Group Ltd.*	159,540	5,941,270
Assurant, Inc.	781,180	31,637,790
Assured Guaranty Ltd.^	2,416,472	39,920,117
City National Corp.^	101,775	5,340,134
First Niagara Financial Group, Inc.	464,715	4,572,796
HCC Insurance Holdings, Inc.^	303,845	9,470,849
Horace Mann Educators Corp.	683,490	12,043,094
Huntington Bancshares, Inc.	1,126,818	7,267,976
iStar Financial, Inc. REIT*^	1,963,930	14,238,492
Mid-America Apartment Communities, Inc. REIT	127,569	8,550,950
National Penn Bancshares, Inc.^	659,430	5,835,955
Old Republic International Corp.	1,707,885	18,018,187
Redwood Trust, Inc. REIT^	445,375	4,988,200
Selective Insurance Group, Inc.	601,250	10,588,012
Sterling Bancorp^	493,537	4,733,020
United Fire Group, Inc.	212,675	3,804,756
White Mountains Insurance Group Ltd.	15,951	8,002,936
Winthrop Realty Trust REIT	378,925	4,391,741
		212,685,356

	Shares	Fair Value
Health Care—6.8%

Alere, Inc.*	346,999	$9,025,444
Greatbatch, Inc.*^	374,260	9,176,855
LifePoint Hospitals, Inc.*^	429,225	16,928,634
Myriad Genetics, Inc.*	794,180	18,790,299
STERIS Corp.	62,035	1,961,547
		55,882,779
Industrials—18.1%

AAR Corp.^	397,572	7,255,689
Alaska Air Group, Inc.*	156,930	5,621,233
Allegiant Travel Co.*^	276,570	15,073,065
Apogee Enterprises, Inc.^	423,810	5,488,340
Brink’s Co., The^	445,435	10,632,533
Corrections Corp. of America*^	471,810	12,885,131
Hub Group, Inc., Class A*	312,975	11,276,489
Kaydon Corp.^	90,730	2,314,522
Kennametal, Inc.^	707,865	31,521,229
NACCO Industries, Inc., Class A	105,325	12,256,670
Saia, Inc.*	720,620	12,257,746
Toro Co., The	152,880	10,871,297
Trinity Industries, Inc.	375,845	12,384,093
		149,838,037
Information Technology—3.0%

Broadridge Financial Solutions, Inc.^	274,155	6,555,046
CoreLogic, Inc.*^	605,225	9,877,272
CSG Systems International, Inc.*	561,947	8,507,877
		24,940,195
Utilities—2.6%

Cleco Corp.^	308,315	12,224,690
UGI Corp.^	349,690	9,529,052
		21,753,742

Total Common Stocks		$736,386,320
Registered Investment Company—20.6%
Fidelity Institutional Prime Money Market Portfolio, 0.20%†	170,436,884	170,436,884
Total Investment Securities—109.5% (Cost $782,909,598)**		906,823,204

Net Other Assets (Liabilites)—(9.5)%		(78,381,644)

Net Assets—100.0%		$828,441,560

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2012, was $165,122,212.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2012.
REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Fair Value
Common Stocks—90.7%

Consumer Discretionary—6.5%

Aaron’s, Inc.	15,085	$390,701
Callaway Golf Co.^	76,185	515,011
Carter’s, Inc.*^	7,125	354,611
Hanesbrands, Inc.*	20,145	595,083
Hillenbrand, Inc.	45,580	1,046,061
K-Swiss, Inc., Class A*^	69,910	286,631
Leggett & Platt, Inc.^	38,500	885,885
Steiner Leisure Ltd.*	19,620	958,045
		5,032,028
Consumer Staples—11.6%

B&G Foods, Inc.	32,485	731,238
ConAgra Foods, Inc.	105,855	2,779,752
Energizer Holdings, Inc.*	26,335	1,953,530
Flowers Foods, Inc.	70,872	1,443,663
Molson Coors Brewing Co., Class B^	29,845	1,350,486
Ruddick Corp.	16,390	657,239
		8,915,908
Energy—13.5%

Berry Petroleum Co., Class A	23,080	1,087,760
Cimarex Energy Co.^	23,425	1,767,885
Denbury Resources, Inc.*^	98,358	1,793,066
Energen Corp.	17,100	840,465
Exterran Holdings, Inc.*	48,615	641,232
Forest Oil Corp.*	10,245	124,169
Lone Pine Resources, Inc.*	6,509	42,309
Noble Energy, Inc.	28,575	2,794,063
Southwestern Energy Co.*^	8,440	258,264
Whiting Petroleum Corp.*^	19,005	1,031,972
		10,381,185
Financials—21.8%

Alleghany Corp.*	3,824	1,258,478
Assurant, Inc.	42,395	1,716,998
Assured Guaranty Ltd.	202,960	3,352,899
First Niagara Financial Group, Inc.	119,755	1,178,389
First Republic Bank*	12,900	424,926
Hartford Financial Services Group, Inc., The^	77,780	1,639,602
HCC Insurance Holdings, Inc.	37,595	1,171,836
Huntington Bancshares, Inc.	93,459	602,811
iStar Financial, Inc. REIT*^	149,605	1,084,636
National Penn Bancshares, Inc.	84,500	747,825
Popular, Inc.*	398,795	817,530
SunTrust Banks, Inc.	24,365	588,902
White Mountains Insurance Group Ltd.	1,115	559,418
XL Group plc	77,690	1,685,096
		16,829,346
Health Care—12.3%

CareFusion Corp.*	30,465	789,958
Forest Laboratories, Inc.*	76,630	2,658,295
Greatbatch, Inc.*^	34,520	846,430
Life Technologies Corp.*	19,710	962,242
LifePoint Hospitals, Inc.*	17,890	705,582

	Shares	Fair Value
Health Care—continued

Myriad Genetics, Inc.*	38,540	$911,856
Quest Diagnostics, Inc.^	42,665	2,608,965
		9,483,328
Industrials—15.6%

Alaska Air Group, Inc.*	21,270	761,891
Brink’s Co., The	31,735	757,514
Corrections Corp. of America*	52,625	1,437,189
Dover Corp.	44,713	2,814,236
Fluor Corp.	12,790	767,912
Hub Group, Inc., Class A*	27,355	985,601
Kennametal, Inc.^	22,790	1,014,839
Parker Hannifin Corp.	6,325	534,779
Southwest Airlines Co.	234,099	1,928,976
Toro Co., The	14,665	1,042,828
		12,045,765
Information Technology—7.6%

Broadridge Financial Solutions, Inc.	69,100	1,652,181
CoreLogic, Inc.*	76,975	1,256,232
CSG Systems International, Inc.*	40,075	606,736
Juniper Networks, Inc.*	45,950	1,051,336
Linear Technology Corp.	38,565	1,299,640
		5,866,125
Utilities—1.8%

Cleco Corp.^	9,275	367,754
UGI Corp.	38,910	1,060,297
		1,428,051

Total Common Stocks		$69,981,736
Registered Investment Company—18.7%
Fidelity Institutional Prime Money Market Portfolio, 0.20%†	14,450,397	14,450,397
Total Investment Securities—109.4% (Cost $72,344,110)**		84,432,133

Net Other Assets (Liabilities)—(9.4)%		(7,252,323)

Net Assets—100.0%		$77,179,810

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2012, was $14,016,080.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2012.
REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Large Cap Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Fair Value
Common Stocks—97.0%

Consumer Discretionary—8.0%

Comcast Corp., Class A	640,155	$19,211,052
McDonald’s Corp.	289,454	28,395,437
NIKE, Inc., Class B	201,840	21,887,530
VF Corp.	129,105	18,846,748
Walt Disney Co., The^	693,145	30,345,888
		118,686,655
Consumer Staples—12.7%

ConAgra Foods, Inc.	1,090,683	28,641,336
General Mills, Inc.	763,193	30,107,964
Kimberly-Clark Corp.^	250,560	18,513,878
PepsiCo, Inc.	580,590	38,522,146
Procter & Gamble Co., The	647,277	43,503,487
Sysco Corp.^	988,209	29,507,921
		188,796,732
Energy—15.2%

Anadarko Petroleum Corp.	670,565	52,532,062
Apache Corp.^	263,033	26,419,034
Devon Energy Corp.	410,622	29,203,437
EOG Resources, Inc.	311,393	34,595,762
Exxon Mobil Corp.^	332,315	28,821,680
Occidental Petroleum Corp.	572,987	54,565,552
		226,137,527
Financials—18.0%

American Express Co.	378,210	21,883,231
Chubb Corp., The	420,175	29,038,294
Hartford Financial Services Group, Inc., The^	1,262,755	26,618,875
JPMorgan Chase & Co.	554,115	25,478,208
PNC Financial Services Group, Inc.	607,460	39,175,095
Prudential Financial, Inc.^	474,878	30,102,516
Travelers Cos., Inc., The^	616,579	36,501,477
U.S. Bancorp^	864,648	27,392,049
Wells Fargo & Co.	924,120	31,549,457
		267,739,202
Health Care—20.0%

Abbott Laboratories	763,192	46,776,038
Amgen, Inc.	266,955	18,150,271
Baxter International, Inc.^	396,777	23,719,329
Johnson & Johnson^	511,434	33,734,187
Medtronic, Inc.^	1,119,097	43,857,411
Merck & Co., Inc.	1,020,610	39,191,424
Pfizer, Inc.^	2,053,352	46,528,956
Quest Diagnostics, Inc.	371,340	22,707,441
UnitedHealth Group, Inc.	389,126	22,935,086
		297,600,143
Industrials—11.7%

3M Co.^	329,292	29,376,139
Dover Corp.^	448,308	28,216,506
Fluor Corp.^	236,120	14,176,645
Illinois Tool Works, Inc.^	435,614	24,882,272
Parker Hannifin Corp.^	319,859	27,044,078

	Shares	Fair Value
Industrials—continued

United Technologies Corp.	605,197	$50,195,039
		173,890,679
Information Technology—8.5%

Cisco Systems, Inc.^	1,435,481	30,360,423
International Business Machines Corp.	145,705	30,401,348
Juniper Networks, Inc.*	615,950	14,092,936
Linear Technology Corp.	423,995	14,288,632
Microsoft Corp.	1,142,015	36,829,984
		125,973,323
Materials—2.9%

Air Products & Chemicals, Inc.^	314,130	28,837,134
PPG Industries, Inc.	154,680	14,818,344
		43,655,478

Total Common Stocks		$1,442,479,739
Registered Investment Company—10.9%
Fidelity Institutional Prime Money Market Portfolio, 0.20%†	162,641,800	162,641,800
Total Investment Securities—107.9% (Cost $1,347,280,623)**		1,605,121,539

Net Other Assets (Liabilities)—(7.9)%		(117,058,046)

Net Assets—100.0%		$1,488,063,493

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2012, was $159,479,918.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2012.

See accompanying Notes to Schedule of Investments.

Diamond Hill Select Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Fair Value
Common Stocks—95.8%

Consumer Discretionary—1.8%

McDonald’s Corp.	9,615	$943,231
Consumer Staples—13.8%

ConAgra Foods, Inc.	69,448	1,823,704
General Mills, Inc.	26,670	1,052,132
PepsiCo, Inc.^	16,110	1,068,899
Procter & Gamble Co., The	19,635	1,319,668
Sysco Corp.^	62,330	1,861,174
		7,125,577
Energy—13.1%

Anadarko Petroleum Corp.	12,820	1,004,319
Apache Corp.	17,980	1,805,911
Cimarex Energy Co.^	12,250	924,507
Devon Energy Corp.	21,590	1,535,481
Occidental Petroleum Corp.	15,770	1,501,777
		6,771,995
Financials—21.3%

Assurant, Inc.	17,545	710,573
Assured Guaranty Ltd.	93,360	1,542,307
Hartford Financial Services Group, Inc., The^	75,645	1,594,597
iStar Financial, Inc. REIT*^	74,230	538,168
JPMorgan Chase & Co.	28,750	1,321,925
PNC Financial Services Group, Inc.	8,740	563,643
Prudential Financial, Inc.	31,760	2,013,266
U.S. Bancorp	36,930	1,169,942
Wells Fargo & Co.	45,375	1,549,102
		11,003,523
Health Care—21.5%

Abbott Laboratories^	21,340	1,307,929
Amgen, Inc.	19,030	1,293,850
Baxter International, Inc.	25,980	1,553,084
Johnson & Johnson^	20,090	1,325,136
Medtronic, Inc.^	40,441	1,584,883
Merck & Co., Inc.	25,150	965,760
Pfizer, Inc.	59,240	1,342,378
UnitedHealth Group, Inc.	29,062	1,712,914
		11,085,934
Industrials—14.1%

3M Co.	10,955	977,296
Dover Corp.	16,555	1,041,972
Illinois Tool Works, Inc.^	19,953	1,139,715
Parker Hannifin Corp.	8,220	695,001
Southwest Airlines Co.	190,935	1,573,304
United Technologies Corp.	21,870	1,813,898
		7,241,186
Information Technology—7.7%

Cisco Systems, Inc.	28,070	593,681
International Business Machines Corp.	7,950	1,658,767

	Shares	Fair Value
Information Technology—continued

Microsoft Corp.	53,075	$1,711,669
		3,964,117
Materials—2.5%

Air Products & Chemicals, Inc.^	13,915	1,277,397

Total Common Stocks		$49,412,960
Registered Investment Company—14.5%
Fidelity Institutional Prime Money Market Portfolio, 0.20%†	7,464,246	7,464,246
Total Investment Securities—110.3% (Cost $48,101,708)**		56,877,206

Net Other Assets (Liabilities)—(10.3)%		(5,293,980)

Net Assets—100.0%		$51,583,226

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2012, was $7,303,978.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2012.
REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Fair Value
Common Stocks—86.4%

Consumer Discretionary—7.3%

Comcast Corp., Class A	849,825	$25,503,248
McDonald’s Corp.^	349,364	34,272,608
NIKE, Inc., Class B	188,795	20,472,930
VF Corp.	177,560	25,920,209
Walt Disney Co., The^	954,451	41,785,865
		147,954,860
Consumer Staples—9.3%

ConAgra Foods, Inc.	1,349,480	35,437,345
General Mills, Inc.^	920,962	36,331,951
PepsiCo, Inc.^	638,130	42,339,925
Procter & Gamble Co., The	676,995	45,500,834
Sysco Corp.^	930,172	27,774,936
		187,384,991
Energy—15.1%

Anadarko Petroleum Corp.^	834,878	65,404,343
Apache Corp.^	370,596	37,222,662
Cimarex Energy Co.^	234,800	17,720,356
Devon Energy Corp.	451,020	32,076,542
EOG Resources, Inc.	435,845	48,422,380
Exxon Mobil Corp.^	448,428	38,892,160
Occidental Petroleum Corp.	690,423	65,748,982
		305,487,425
Financials—17.0%

American Express Co.	560,580	32,435,159
Assurant, Inc.	450,820	18,258,210
Assured Guaranty Ltd.&,^	1,634,915	27,008,796
Chubb Corp., The^	230,925	15,959,227
Hartford Financial Services Group, Inc., The	1,725,908	36,382,140
JPMorgan Chase & Co.	434,110	19,960,378
PNC Financial Services Group, Inc.	625,085	40,311,732
Prudential Financial, Inc.	650,550	41,238,364
Travelers Cos., Inc., The	705,905	41,789,576
U.S. Bancorp&	1,069,662	33,886,892
Wells Fargo & Co.&	1,057,335	36,097,417
		343,327,891
Health Care—16.4%

Abbott Laboratories&	849,665	52,075,968
Amgen, Inc.	375,620	25,538,404
Baxter International, Inc.	505,971	30,246,946
Johnson & Johnson	460,440	30,370,623
Medtronic, Inc.	1,141,577	44,738,403
Merck & Co., Inc.^	887,555	34,082,112
Pfizer, Inc.	2,279,820	51,660,721
Quest Diagnostics, Inc.^	494,675	30,249,376
UnitedHealth Group, Inc.&,^	556,735	32,813,961
		331,776,514
Industrials—10.7%

3M Co.	369,240	32,939,900
Dover Corp.	599,675	37,743,545
Fluor Corp.^	292,675	17,572,207
Illinois Tool Works, Inc.^	551,360	31,493,683

	Shares	Fair Value
Industrials—continued

Parker Hannifin Corp.^	467,780	$39,550,799
United Technologies Corp.^	701,480	58,180,751
		217,480,885
Information Technology—7.6%

Cisco Systems, Inc.	1,830,335	38,711,585
International Business Machines Corp.	247,235	51,585,583
Juniper Networks, Inc.*	918,940	21,025,347
Microsoft Corp.&	1,323,849	42,694,131
		154,016,646
Materials—3.0%

Air Products & Chemicals, Inc.&	441,448	40,524,926
PPG Industries, Inc.	211,375	20,249,725
		60,774,651

Total Common Stocks		$1,748,203,863
Registered Investment Company—5.5%
Fidelity Institutional Prime Money Market Portfolio, 0.20%†	111,306,446	111,306,446
Total Investment Securities—91.9% (Cost $1,443,585,105)**		1,859,510,309

Segregated Cash With Brokers—20.7%		418,883,666

Securities Sold Short—(19.3)% (Proceeds $339,100,845)		(391,382,252)

Net Other Assets (Liabilities)—6.7%		135,544,982

Net Assets—100.0%		$2,022,556,705

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2012, was $109,725,110.
&	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. The total aggregates to a market value of $189,465,461.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2012.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

March 31, 2012 (Unaudited)

	Shares	Fair Value
Common Stocks—17.9%

Consumer Discretionary—9.4%

Aeropostale, Inc.*	293,585	$6,347,308
Brunswick Corp.	1,414,430	36,421,572
ITT Educational Services, Inc.*	57,700	3,816,278
J.C. Penney Co., Inc.	500,070	17,717,480
LIFE TIME FITNESS, Inc.*	800,599	40,486,291
Macy’s, Inc.	521,535	20,720,586
MGM Resorts International*	719,056	9,793,543
Nordstrom, Inc.	110,795	6,173,497
Panera Bread Co., Class A*	76,865	12,369,116
Red Robin Gourmet Burgers, Inc.*	402,845	14,981,806
Sonic Corp.*	479,485	3,682,445
Strayer Education, Inc.	37,529	3,538,234
Tractor Supply Co.	162,184	14,687,383
		190,735,539
Consumer Staples—3.9%

Campbell Soup Co.	594,320	20,117,732
Colgate-Palmolive Co.	170,015	16,624,067
H.J. Heinz Co.	187,848	10,059,260
Kraft Foods, Inc., Class A	832,270	31,634,583
		78,435,642
Financials—0.5%

Principal Financial Group, Inc.	357,970	10,563,695
Health Care—0.5%

Lincare Holdings, Inc.	368,630	9,540,144
Industrials—1.8%

Boeing Co., The	475,585	35,369,256
Information Technology—1.8%

Advent Software, Inc.*	230,890	5,910,784
Akamai Technologies, Inc.*	550,075	20,187,752
Nokia Oyj, SP ADR	1,871,720	10,275,743
		36,374,279

Total Common Stocks Sold Short		$361,018,555
Exchange Traded Fund—1.5%

iShares Russell 2000 Index Fund	366,490	30,363,697

Total Securities Sold Short —19.4% (Proceeds $339,100,845)		$391,382,252

*	Non-dividend expense producing security
ADR	— American Depository Receipt

Percentages disclosed are based on total net assets of the Fund at March 31, 2012.

See accompanying Notes to Schedule of Investments.

Diamond Hill Research Opportunities Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Fair Value
Common Stocks—79.1%

Consumer Discretionary—11.7%

Autozone, Inc.*	330	$122,694
Callaway Golf Co.	9,900	66,924
Choice Hotels International, Inc.	2,100	78,414
Global Sources Ltd.*	24,616	151,635
Hillenbrand, Inc.	6,000	137,700
Jarden Corp.	5,000	201,150
Liquidity Services, Inc.*	2,950	132,160
McDonald’s Corp.	2,300	225,630
NIKE, Inc., Class B	500	54,220
Staples, Inc.	11,361	183,821
Steiner Leisure Ltd.*	3,870	188,972
Target Corp.	1,370	79,830
Tempur-Pedic International, Inc.*^	1,700	143,531
TJX Cos., Inc., The	1,400	55,594
VF Corp.	900	131,382
		1,953,657
Consumer Staples—5.9%
Anheuser-Busch InBev NV, SP ADR	2,000	145,440
B&G Foods, Inc.	3,665	82,499
Core-Mark Holding Co., Inc.	3,000	122,820
Diamond Foods, Inc.^	7,200	164,304
Energizer Holdings, Inc.*	5,000	370,900
Molson Coors Brewing Co., Class B^	2,000	90,500
		976,463
Energy—5.2%
Apache Corp.	1,103	110,785
Cimarex Energy Co.^	2,915	219,995
Devon Energy Corp.&	4,485	318,973
Occidental Petroleum Corp.	2,350	223,791
		873,544
Financials—17.0%
Assured Guaranty Ltd.	24,730	408,540
First Niagara Financial Group, Inc.	15,675	154,242
Hartford Financial Services Group, Inc., The^	17,600	371,008
iStar Financial, Inc. REIT*	48,600	352,350
JPMorgan Chase & Co.	3,620	166,448
Popular, Inc.*	138,800	284,540
Prudential Financial, Inc.	7,650	484,933
Redwood Trust, Inc. REIT	7,500	84,000
Wells Fargo & Co.	4,355	148,680
Winthrop Realty Trust REIT	11,900	137,921
XL Group plc	11,800	255,942
		2,848,604
Health Care—10.1%
Alere, Inc.*	4,000	104,040
Amgen, Inc.	3,698	251,427
CareFusion Corp.*	2,100	54,453
Express Scripts, Inc.*	1,600	86,688
Forest Laboratories, Inc.*	9,045	313,771
Greatbatch, Inc.*^	2,579	63,237
Life Technologies Corp.*	2,650	129,373

	Shares/ Par Value	Fair Value
Health Care—continued
Medtronic, Inc.	3,180	$124,624
Myriad Genetics, Inc.*	4,740	112,148
Natus Medical, Inc.*	16,100	192,073
Quest Diagnostics, Inc.^	1,150	70,323
Teva Pharmaceutical Industries Ltd., SP ADR	4,200	189,252
		1,691,409
Industrials—13.1%
Alaska Air Group, Inc.*	5,000	179,100
Allegiant Travel Co.*	2,100	114,450
Corrections Corp. of America*	6,600	180,246
Hub Group, Inc., Class A*	4,400	158,532
Illinois Tool Works, Inc.^	3,500	199,920
Kennametal, Inc.^	4,400	195,932
Parker Hannifin Corp.	2,240	189,392
Raytheon Co.	1,650	87,087
Saia, Inc.*	17,600	299,376
Southwest Airlines Co.	50,000	412,000
United Technologies Corp.	2,110	175,003
		2,191,038
Information Technology—16.1%
Apple Computer, Inc.*	590	353,687
Cisco Systems, Inc.	20,474	433,025
International Business Machines Corp.	2,014	420,221
Juniper Networks, Inc.*	21,780	498,326
Linear Technology Corp.	4,160	140,192
Microsoft Corp.&	22,956	740,331
VistaPrint NV*	2,750	106,288
		2,692,070

Total Common Stocks		$13,226,785

Corporate Bond—0.7%

Financials—0.7%
MGIC Investment Corp., 5.38%, 11/1/15	$150,000	123,750
Registered Investment Company—8.9%
Fidelity Institutional Prime Money Market Portfolio, 0.20%†	1,493,200	1,493,200
Total Investment Securities—88.7% (Cost $12,491,028)**		14,843,735
Segregated Cash With Brokers—8.6%		1,442,109
Securities Sold Short—(8.0)% (Proceeds $1,205,030)		(1,343,486)

Net Other Assets (Liabilities)—10.7%		1,784,227

Net Assets—100.0%		$16,726,585

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2012, was $1,457,163.
&	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. The total aggregates to a market value of $1,001,686.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2012.
ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short

March 31, 2012 (Unaudited)

	Shares	Fair Value
Common Stocks—8.0%

Consumer Discretionary—3.7%
Aeropostale, Inc.*	2,095	$45,294
Brunswick Corp.	900	23,175
ITT Educational Services, Inc.*	450	29,763
J.C. Penney Co., Inc.	915	32,418
LIFE TIME FITNESS, Inc.*	2,200	111,254
Macy’s, Inc.	2,200	87,406
MGM Resorts International*	4,780	65,104
Netflix, Inc.*	530	60,971
Panera Bread Co., Class A*	200	32,184
Red Robin Gourmet Burgers, Inc.*	600	22,314
Sonic Corp.*	2,900	22,272
Strayer Education, Inc.	875	82,495
		614,650
Financials—0.5%
Principal Financial Group, Inc.	2,950	87,055
Health Care—0.6%
Lincare Holdings, Inc.	4,000	103,520
Industrials—0.4%
Boeing Co., The	1,000	74,370
Information Technology—2.8%
Advent Software, Inc.*	2,305	59,008
Akamai Technologies, Inc.*	8,190	300,573
Nokia Oyj, SP ADR	19,000	104,310
		463,891
Total Securities Sold Short—8.0% (Proceeds $1,205,030)		$1,343,486

*	Non-dividend expense producing security
ADR	— American Depository Receipt

Percentages disclosed are based on total net assets of the Fund at March 31, 2012.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Fair Value
Preferred Stocks—2.5%

Banking Services—1.1%

Citizens Funding Trust I, 0.47%	4,405	$114,750
REITs & Real Estate Management—1.4%

iStar Financial, Inc., Series F, 0.49%	8,017	150,399

Total Preferred Stocks		$265,149
Common Stocks—83.4%

Banking Services—32.1%

BB&T Corp.	1,736	54,493
City National Corp.	2,375	124,616
First California Financial Group, Inc.*	10,111	58,947
First Niagara Financial Group, Inc.	21,250	209,100
First of Long Island Corp., The	7,360	195,040
First Republic Bank*	5,170	170,300
Huntington Bancshares, Inc.&	21,471	138,488
National Penn Bancshares, Inc.	5,290	46,817
PNC Financial Services Group, Inc.&	7,374	475,549
Popular, Inc.*	179,050	367,052
Sterling Bancorp	16,425	157,516
SunTrust Banks, Inc.	10,777	260,480
Tower Financial Corp.*	1,240	13,144
U.S. Bancorp&	12,068	382,314
Wells Fargo & Co.&	24,021	820,077
		3,473,933
Consumer Financial Services—1.9%

American Express Co.	2,505	144,939
Discover Financial Services	1,855	61,846
		206,785
Financial Services—14.3%

Bank of America Corp.	8,515	81,488
Bank of New York Mellon Corp., The&,^	10,944	264,079
CME Group, Inc.	430	124,412
JPMorgan Chase & Co.	16,500	758,670
Morgan Stanley&	15,825	310,803
		1,539,452
Insurance—26.1%

ACE Ltd.^	2,260	165,432
Alleghany Corp.*	168	55,289
Assurant, Inc.&	2,405	97,402
Assured Guaranty Ltd.	29,005	479,163
Chubb Corp., The	780	53,906
Hartford Financial Services Group, Inc., The	18,193	383,508
HCC Insurance Holdings, Inc.	3,790	118,134
Horace Mann Educators Corp.	12,023	211,845
Old Republic International Corp.	7,680	81,024
Prudential Financial, Inc.	7,545	478,278
Selective Insurance Group, Inc.	9,175	161,572

	Shares/ Par Value	Fair Value
Insurance—continued

Travelers Cos., Inc., The	2,750	$162,800
White Mountains Insurance Group Ltd.	170	85,292
XL Group plc	13,500	292,815
		2,826,460
Other—1.7%

CoreLogic, Inc.*	11,455	186,946
REITs & Real Estate Management—7.3%

iStar Financial, Inc. REIT*^	52,735	382,329
Redwood Trust, Inc. REIT	20,840	233,408
Winthrop Realty Trust REIT	15,220	176,400
		792,137

Total Common Stocks		$9,025,713
Corporate Bonds—2.4%

Banking Services—1.0%

Synovus Financial Corp., 4.88%, 2/15/13	$105,000	104,869
Insurance—1.4%

MGIC Investment Corp., 5.38%, 11/1/15	190,000	156,750

Total Corporate Bonds		$261,619
Registered Investment Company—2.2%
Fidelity Institutional Prime Money Market Portfolio, 0.20%†	237,500	237,500
Total Investment Securities—90.5% (Cost $8,134,777)**		9,789,981

Segregated Cash With Brokers—9.2%		993,430

Securities Sold Short—(8.6)% (Proceeds $823,508)		(935,268)

Net Other Assets (Liabilities)—8.9%		968,883

Net Assets—100.0%		$10,817,026

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2012, was $231,094.
&	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. The total aggregates to a market value of $1,667,239.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2012.
REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund

Schedule of Investments Sold Short

March 31, 2012 (Unaudited)

	Shares	Fair Value
Common Stocks—8.6%

Banking Services—6.8%

Bank of the Ozarks, Inc.	8,815	$275,557
Home Bancshares, Inc.	4,095	108,968
Lakeland Bancorp, Inc.	5,576	54,919
United Bankshares, Inc.	9,034	260,721
WesBanco, Inc.	1,675	33,734
		733,899
Financial Services—1.8%

Moody’s Corp.	2,130	89,673
Principal Financial Group, Inc.	3,785	111,696
		201,369

Total Securities Sold Short—8.6% (Proceeds $823,508)		$935,268

Percentages disclosed are based on total net assets of the Fund at March 31, 2012.

See accompanying Notes to Schedule of Investments.

Diamond Hill Strategic Income Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares/ Par Value	Fair Value
Collateralized Debt Obligations—0.5%

Alesco Preferred Funding III, 5/4/34*,#	$724,100	$105,545
Alesco Preferred Funding Ltd., Series 6A, Class PPNE, 3/23/35*,#	336,608	94,907
Alesco Preferred Funding VI PNN, 3/23/35*,#	621,631	176,164
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2, 11/5/41*,#	611,948	174,264
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2, 7/5/35*,#	1,175,564	317,790

Total Collateralized Debt Obligations		$868,670
Preferred Stocks—0.9%

Eagle Hospitality Properties Trust, Inc., 8.25%, Series A REIT††	21,007	66,172
Hartford Financial Services Group, Inc., 7.25%, Series F^	60,135	1,288,693

Total Preferred Stocks		$1,354,865
Corporate Bonds—92.8%

Consumer Discretionary—6.9%

Expedia, Inc., 7.46%, 8/15/18	$1,700,000	1,924,352
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20^	1,725,000	1,832,813
Jarden Corp., 8.00%, 5/1/16	2,650,000	2,865,313
Tenneco, Inc., 7.75%, 8/15/18	4,115,000	4,444,200
		11,066,678
Consumer Staples—3.8%

B&G Foods, Inc., 7.63%, 1/15/18	4,213,000	4,523,709
TreeHouse Foods, Inc., 7.75%, 3/1/18	1,350,000	1,463,062
		5,986,771
Energy—9.6%

Anadarko Petroleum Corp., 5.95%, 9/15/16	4,400,000	5,071,739
Bristow Group, Inc., 7.50%, 9/15/17	1,665,000	1,739,925
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	3,650,000	3,841,625
Cimarex Energy Co., 7.13%, 5/1/17	4,640,000	4,779,200
		15,432,489
Financials—24.8%

AmSouth Bank, Series AI, 4.85%, 4/1/13^	1,850,000	1,877,750

	Par Value	Fair Value
Financials—continued

CNA Financial Corp., 6.50%, 8/15/16^	$2,165,000	$2,432,427
Discover Financial Services, 6.45%, 6/12/17	2,700,000	3,016,791
First Horizon National Corp., 4.50%, 5/15/13	1,400,000	1,410,812
First Horizon National Corp., 5.38%, 12/15/15^	3,000,000	3,187,332
First Tennessee Bank NA, 5.05%, 1/15/15	1,150,000	1,185,810
iStar Financial, Inc., Series B, 5.70%, 3/1/14^	5,275,000	4,800,250
MGIC Investment Corp., 5.38%, 11/1/15^	4,085,000	3,370,125
Nuveen Investments, Inc., 10.50%, 11/15/15^	3,000,000	3,108,750
Regions Financial Corp., 5.75%, 6/15/15	4,000,000	4,190,000
Symetra Financial Corp., 6.13%, 4/1/16††	4,750,000	4,833,495
Synovus Financial Corp., 4.88%, 2/15/13	1,530,000	1,528,088
Zions Bancorp., 7.75%, 9/23/14	4,380,000	4,796,100
		39,737,730
Health Care—7.2%

Alere, Inc., 7.88%, 2/1/16^	4,125,000	4,300,312
HealthSouth Corp., 7.25%, 10/1/18	2,045,000	2,183,038
Mylan, Inc., 7.63%, 7/15/17††,^	4,600,000	5,060,000
		11,543,350
Industrials—28.3%

Avis Budget Car Rental, 9.63%, 3/15/18	5,800,000	6,293,000
BE Aerospace, Inc., 8.50%, 7/1/18^	5,020,000	5,547,100
Continental Airlines, Inc., 6.75%, 9/15/15††	6,525,000	6,549,469
Corrections Corp. of America, 7.75%, 6/1/17	2,050,000	2,234,500
Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, 5/15/17	1,710,000	1,840,387
Iron Mountain, Inc., 6.63%, 1/1/16	4,075,000	4,075,000
Kansas City Southern, 8.00%, 2/1/18^	2,850,000	3,163,500
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	3,000,000	3,082,500
Triumph Group, Inc., 8.00%, 11/15/17	3,775,000	4,114,750
United Rentals North America, Inc., 10.88%, 6/15/16^	4,110,000	4,654,575
Wabtec Corp., 6.88%, 7/31/13^	3,650,000	3,814,250
		45,369,031

Diamond Hill Strategic Income Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares/ Par Value	Fair Value
Information Technology—4.3%

KLA-Tencor Corp., 6.90%, 5/1/18	$4,478,000	$5,337,785
ManTech International Corp., 7.25%, 4/15/18	1,500,000	1,597,500
		6,935,285
Materials—3.2%

NewMarket Corp., 7.13%, 12/15/16	3,200,000	3,317,760
Silgan Holdings, Inc., 7.25%, 8/15/16	1,625,000	1,826,094
		5,143,854
Telecommunication Services—2.1%

Level 3 Financing, Inc., 10.00%, 2/1/18	3,025,000	3,312,375
Utilities—2.6%

Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,198,436

Total Corporate Bonds		$148,725,999
Registered Investment Company—11.6%
Fidelity Institutional Prime Money Market Portfolio, 0.20%†	18,611,607	18,611,607
Total Investment Securities—105.8% (Cost $164,545,544)**		169,561,141

Net Other Assets (Liabilities)—(5.8)%		(9,317,446)

Net Assets—100.0%		$160,243,695

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2012, was $17,907,618.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2012.
††	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Value	Value as a % of Net Assets
Continential Airlines, Inc.	December-11	$6,393,328	$6,549,469	4.1%
Eagle Hospitality Properties Trust, Inc.	February-07	494,217	66,172	0.0%
Mylan, Inc.	September-10	4,908,915	5,060,000	3.2%
Source Gas LLC	March-10	3,876,432	4,198,436	2.6%
Symetra Financial Corp.	February-11	4,933,239	4,833,495	3.0%

		$20,606,131	$20,707,572	12.9%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by management:

	Acquisition Date	Current Cost	Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-05	$724,100	$105,545	0.1%
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	May-05	336,608	94,907	0.1%
Alesco Preferred Funding VI PNN	March-05	621,631	176,164	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	511,640	174,264	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,038,401	317,790	0.2%

		$3,232,380	$868,670	0.6%

REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

Month 31, 2012 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Approximately 0.6% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the absence of readily ascertainable fair values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

Month 31, 2012 (Unaudited)

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 —	quoted prices in active markets for identical securities

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2012:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs
Investments in Securities: (Assets)

Small Cap Fund
Common Stocks*	$736,386,320	$—
Registered Investment Company	170,436,884	—

Total	906,823,204	—

Small-Mid Cap Fund
Common Stocks*	69,981,736	—
Registered Investment Company	14,450,397	—

Total	84,432,133	—

Large Cap Fund
Common Stocks*	1,442,479,739	—
Registered Investment Company	162,641,800	—

Total	1,605,121,539	—

Select Fund
Common Stocks*	49,412,960	—
Registered Investment Company	7,464,246	—

Total	56,877,206	—

Long-Short Fund
Common Stocks*	1,748,203,863	—
Registered Investment Company	111,306,446	—

Total	1,859,510,309	—

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

Month 31, 2012 (Unaudited)

Research Opportunities Fund
Common Stocks*	13,226,785	—
Corporate Bond*	—	123,750
Registered Investment Company	1,493,200	—

Total	14,719,985	123,750

Financial Long-Short Fund
Preferred Stocks*	265,149	—
Common Stocks*	9,025,713	—
Corporate Bonds*	—	261,619
Registered Investment Company	237,500	—

Total	9,528,362	261,619

Strategic Income Fund
Collateralized Debt Obligations	—	868,670
Preferred Stocks*	1,288,693	66,172
Corporate Bonds*	—	148,725,999
Registered Investment Company	18,611,607	—

Total	19,900,300	149,660,841

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(361,018,555)	$—
Exchange Traded Fund	(30,363,697)	—

Total	(391,382,252)	—

Research Opportunities Fund
Common Stocks*	(1,343,486)	—

Financial Long-Short Fund
Common Stocks*	(935,268)	—

*	See Schedule of Investments and Schedule of Securities Sold Short for industry classification.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash with Brokers” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Diamond Hill Capital Management, Inc. to accurately anticipate the future value of a security.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

Month 31, 2012 (Unaudited)

Securities lending — Under the terms of the securities lending agreement with Citibank, N.A. (“Citibank”), Citibank is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Funds pay Citibank 15% of the net securities lending income plus any costs and other charges incurred by each Fund with Citibank to be paid as credits. The securities lending income is first used to offset custody and accounting fees for each Fund and any remaining amount is paid to each Fund as securities lending income.

As of March 31, 2012, the value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$165,122,212	$170,436,884
Small-Mid Cap Fund	14,016,080	14,450,397
Large Cap Fund	159,479,918	162,641,800
Select Fund	7,303,978	7,464,246
Long-Short Fund	109,725,110	111,306,446
Research Opportunities Fund	1,457,163	1,493,200
Financial Long-Short Fund	231,094	237,500
Strategic Income Fund	17,907,618	18,611,607

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Federal Tax Information

As of March 31, 2012, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$783,098,566	$156,084,712	$(32,360,074)	$123,724,638
Small-Mid Cap Fund	73,011,779	13,221,520	(1,801,166)	11,420,354
Large Cap Fund	1,348,600,486	258,047,082	(1,526,029)	256,521,053
Select Fund	49,000,575	9,242,303	(1,365,672)	7,876,631
Long-Short Fund	1,447,563,407	425,517,112	(13,570,210)	411,946,902
Research Opportunities Fund	12,491,028	2,515,252	(162,545)	2,352,707
Financial Long-Short Fund	8,393,102	1,959,094	(562,215)	1,396,879
Strategic Income Fund	164,569,625	8,105,491	(3,113,975)	4,991,516

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Diamond Hill Funds

By (Signature and Title): /s/ James F. Laird, Jr.
James F. Laird, Jr., President
Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title): /s/ James F. Laird, Jr.
James F. Laird, Jr., President
Date: May 24, 2012

By (Signature and Title): /s/ Trent M. Statczar
Trent M. Statczar, Treasurer
Date: May 24, 2012